Document and Entity Information Document	7 Months Ended
Jul. 17, 2019
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2019
Entity Registrant Name	PRUDENTIAL FINANCIAL INC
Entity Central Index Key	0001137774
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-16707
Entity Tax Identification Number	22-3703799
Entity Address, Address Line One	751 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	802-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01
Trading Symbol	PRU
Security Exchange Name	NYSE
5.75% Junior Subordinated Notes | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	5.75% Junior Subordinated Notes
Trading Symbol	PJH
Security Exchange Name	NYSE
5.70% Junior Subordinated Notes | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	5.70% Junior Subordinated Notes
Trading Symbol	PRH
Security Exchange Name	NYSE
5.625% Junior Subordinated Notes | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Notes
Trading Symbol	PRS
Security Exchange Name	NYSE